Other reserves	12 Months Ended
Dec. 31, 2021
Other reserves..
Other reserves
21.	Other reserves

	General
	revenue	Translation
	reserve	reserve	Total
	€	€	€
Balance at December 31, 2019	(6,650,858)	803,764	(5,847,094)
Foreign currency translation adjustment	—	(520,180)	(520,180)
Dividends	(40,616,470)	—	(40,616,470)
Parent Investment – Carve Out Adjustment	25,780,700	—	25,780,700
Balance at December 31, 2020	(21,486,628)	283,584	(21,203,044)
Foreign currency translation adjustment	—	870,178	870,178
Dividends	(18,730,378)	—	(18,730,378)
Acquisition of subsidiary	(500,000)		(500,000)
Parent Investment – Carve Out Adjustment	7,881,351	—	7,881,351
Balance at December 31, 2021	(32,835,655)	1,153,762	(31,681,893)

The acquisition of subsidiary represents the cost of investment in Novigroup Ltd, which was legally acquired during the year 2021 from Komisium Ltd for €500,000. As Novigroup Ltd has been part of the Group since its incorporation this is an acquisition under common control. For the purposes of preparing these carve-out combined Financial Statements this combination is outside the scope of IFRS 3 (Business Combinations) and the predecessor value method was used. Therefore, the asset and liabilities were recorded at previous carrying value and no Goodwill was recognized. The difference between the acquirer’s cost of investment and the acquiree’s equity is presented in other reserves.

The Parent Investment Carve Out Adjustment of €7,881,351 represents the recognition of the direct costs, marketing expenses, and administrative expenses of Gaming Synergies Ltd for the year 2021, which were necessary for the operation of the Novibet Business as explained in the basis of preparation Note 1.

The translation reserve comprises of exchange differences relating to the translation of the net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (i.e. Euro) are recognized directly in other comprehensive income and accumulated in the foreign currency translation reserve. Exchange differences previously accumulated in the foreign currency translation reserve are reclassified to profit or loss on the disposal or partial disposal of the foreign operation.